Financial Instruments (Details 9) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Interest rate swaps		$ 51,996	$ 55,118
Assets		8,629,902	5,546,885
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)		(168)	(4,123)
Contracts in respect of forward transactions		(364)	(10)
Financial liabilities through profit or loss
Liabilities		(6,634,964)	(4,105,951)
Other Financial Instruments [Member]
Other Financial Assets [Abstract]
Interest rate swaps		0	975
Loans to non-controlling interests	[1]	524	446
Other financial assets
Loans to non-controlling interests		6,387	5,669
Interest rate swaps		51,996	54,143
Assets		58,907	61,233
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)		(168)	(4,122)
Interest rate swaps		(5,151)	(591)
Liability in respect of tax equity arrangement		(10,464)	(3,418)
Contracts in respect of forward transactions		(364)	(10)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement	[2]	(169)	(184)
Other financial liabilities
Liability in respect of tax equity arrangement		(365,131)	(97,008)
Interest rate swaps		(13,172)	(10,857)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement	[2]	(2,519)	(2,296)
Founder’s put option		(24,427)	(23,548)
Liabilities		$ (421,565)	$ (142,034)

[1]	The current maturities related to Loans to non-controlling interests included in Other receivables in the Consolidated Statements of Financial Position.
[2]	The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 12), as of December 31, 2024 and 2023, amounted to USD 2,480 thousand and USD 2,591 thousand, respectively.